STOCK BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2013
STOCK BASED COMPENSATION PLANS [Abstract]
Activity in the stock option plans

Activity in the stock option plans is as follows:

		Weighted
	Options	Average	Shares
(Shares in thousands)	Outstanding	Exercise Price	Exercisable
Outstanding at December 31, 2011	120	$9.00	-
Granted	-	$-	-
Newly Vested	-	9.00	23
Exercised	(1)	9.00	(1)
Expired	(13)	9.00	-
Outstanding at December 31, 2012	106	$9.00	22
Granted	10	$13.88	-
Newly Vested	-	9.00	21
Exercised	(5)	9.00	(5)
Expired	(6)	9.00	-
Outstanding at December 31, 2013	105	$9.00	38